Other Assets, Net (Schedule of Other Assets, Noncurrent) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ASSETS, NET: [Abstract]
Prepayment for an office building	$ 0	$ 126,004
Prepayment for Sohu services	259	10,138
Deferred tax assets, net	958	2,771
Employee advance	4,796	0
Accrued interest income	1,132	2,229
Others	915	661
Total	$ 8,060	$ 141,803